Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments
The following table sets forth the Group’s commitments as of December 31, 2024 (in thousands):

	2025	2026	2027	2028	2029	Thereafter	Total Payments Required
Purchase of content and services	$13,033	282	55	0	0	0	13,370
Royalties and expenditures for licensed content of games	3,978	1,391	695	1,043	0	0	7,107
Purchase of bandwidth	5,191	87	8	0	0	0	5,286
Operating lease obligations	2,515	2,356	34	0	0	0	4,905
Others	271	0	0	0	0	0	271

Total Payments Required	$24,988	4,116	792	1,043	0	0	30,939